Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Series, Inc.
Entity Central Index Key	0001062806
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000101856 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Class R Shares
Trading Symbol	BIFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$59	1.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%	[1]
Net Assets	$ 1,141,906,109
Holdings Count | Holding	46
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,141,906,109
Number of Portfolio Holdings	46
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	14.5%
France	9.5%
Japan	8.8%
Germany	7.7%
Taiwan	7.7%
Netherlands	7.1%
China	5.9%
Canada	5.7%
India	5.3%
Sweden	5.2%
Other#	21.5%
Short-Term Securities	0.3%
Other Assets Less Liabilities	0.8%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Shell PLC	4.2%
Sony Group Corp.	3.4%
Tencent Holdings Ltd.	3.2%
SAP SE	3.2%
AstraZeneca PLC	3.1%
FinecoBank Banca Fineco SpA	3.0%
Koninklijke KPN NV	3.0%
British American Tobacco PLC	2.8%
Assa Abloy AB, Class B	2.7%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Shell PLC	4.2%
Sony Group Corp.	3.4%
Tencent Holdings Ltd.	3.2%
SAP SE	3.2%
AstraZeneca PLC	3.1%
FinecoBank Banca Fineco SpA	3.0%
Koninklijke KPN NV	3.0%
British American Tobacco PLC	2.8%
Assa Abloy AB, Class B	2.7%
(a)Excludes short-term securities.
C000198221 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Class K Shares
Trading Symbol	MKILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$31	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[2]
Net Assets	$ 1,141,906,109
Holdings Count | Holding	46
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,141,906,109
Number of Portfolio Holdings	46
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	14.5%
France	9.5%
Japan	8.8%
Germany	7.7%
Taiwan	7.7%
Netherlands	7.1%
China	5.9%
Canada	5.7%
India	5.3%
Sweden	5.2%
Other#	21.5%
Short-Term Securities	0.3%
Other Assets Less Liabilities	0.8%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Shell PLC	4.2%
Sony Group Corp.	3.4%
Tencent Holdings Ltd.	3.2%
SAP SE	3.2%
AstraZeneca PLC	3.1%
FinecoBank Banca Fineco SpA	3.0%
Koninklijke KPN NV	3.0%
British American Tobacco PLC	2.8%
Assa Abloy AB, Class B	2.7%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Shell PLC	4.2%
Sony Group Corp.	3.4%
Tencent Holdings Ltd.	3.2%
SAP SE	3.2%
AstraZeneca PLC	3.1%
FinecoBank Banca Fineco SpA	3.0%
Koninklijke KPN NV	3.0%
British American Tobacco PLC	2.8%
Assa Abloy AB, Class B	2.7%
(a)Excludes short-term securities.
C000005983 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Investor C Shares
Trading Symbol	MCILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$85	1.65%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.65%	[3]
Net Assets	$ 1,141,906,109
Holdings Count | Holding	46
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,141,906,109
Number of Portfolio Holdings	46
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	14.5%
France	9.5%
Japan	8.8%
Germany	7.7%
Taiwan	7.7%
Netherlands	7.1%
China	5.9%
Canada	5.7%
India	5.3%
Sweden	5.2%
Other#	21.5%
Short-Term Securities	0.3%
Other Assets Less Liabilities	0.8%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Shell PLC	4.2%
Sony Group Corp.	3.4%
Tencent Holdings Ltd.	3.2%
SAP SE	3.2%
AstraZeneca PLC	3.1%
FinecoBank Banca Fineco SpA	3.0%
Koninklijke KPN NV	3.0%
British American Tobacco PLC	2.8%
Assa Abloy AB, Class B	2.7%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Shell PLC	4.2%
Sony Group Corp.	3.4%
Tencent Holdings Ltd.	3.2%
SAP SE	3.2%
AstraZeneca PLC	3.1%
FinecoBank Banca Fineco SpA	3.0%
Koninklijke KPN NV	3.0%
British American Tobacco PLC	2.8%
Assa Abloy AB, Class B	2.7%
(a)Excludes short-term securities.
C000005981 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Investor A Shares
Trading Symbol	MDILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$46	0.90%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[4]
Net Assets	$ 1,141,906,109
Holdings Count | Holding	46
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,141,906,109
Number of Portfolio Holdings	46
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	14.5%
France	9.5%
Japan	8.8%
Germany	7.7%
Taiwan	7.7%
Netherlands	7.1%
China	5.9%
Canada	5.7%
India	5.3%
Sweden	5.2%
Other#	21.5%
Short-Term Securities	0.3%
Other Assets Less Liabilities	0.8%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Shell PLC	4.2%
Sony Group Corp.	3.4%
Tencent Holdings Ltd.	3.2%
SAP SE	3.2%
AstraZeneca PLC	3.1%
FinecoBank Banca Fineco SpA	3.0%
Koninklijke KPN NV	3.0%
British American Tobacco PLC	2.8%
Assa Abloy AB, Class B	2.7%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Shell PLC	4.2%
Sony Group Corp.	3.4%
Tencent Holdings Ltd.	3.2%
SAP SE	3.2%
AstraZeneca PLC	3.1%
FinecoBank Banca Fineco SpA	3.0%
Koninklijke KPN NV	3.0%
British American Tobacco PLC	2.8%
Assa Abloy AB, Class B	2.7%
(a)Excludes short-term securities.
C000005984 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Institutional Shares
Trading Symbol	MAILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$33	0.65%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[5]
Net Assets	$ 1,141,906,109
Holdings Count | Holding	46
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,141,906,109
Number of Portfolio Holdings	46
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	14.5%
France	9.5%
Japan	8.8%
Germany	7.7%
Taiwan	7.7%
Netherlands	7.1%
China	5.9%
Canada	5.7%
India	5.3%
Sweden	5.2%
Other#	21.5%
Short-Term Securities	0.3%
Other Assets Less Liabilities	0.8%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Shell PLC	4.2%
Sony Group Corp.	3.4%
Tencent Holdings Ltd.	3.2%
SAP SE	3.2%
AstraZeneca PLC	3.1%
FinecoBank Banca Fineco SpA	3.0%
Koninklijke KPN NV	3.0%
British American Tobacco PLC	2.8%
Assa Abloy AB, Class B	2.7%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Shell PLC	4.2%
Sony Group Corp.	3.4%
Tencent Holdings Ltd.	3.2%
SAP SE	3.2%
AstraZeneca PLC	3.1%
FinecoBank Banca Fineco SpA	3.0%
Koninklijke KPN NV	3.0%
British American Tobacco PLC	2.8%
Assa Abloy AB, Class B	2.7%
(a)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.